Cost of revenue	12 Months Ended
Feb. 28, 2022
Costs Of Revenue [Abstract]
Cost of revenue
21	Cost of revenue

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Platform fees
- Operation of IT platform	2,667,163	4,086,029	112,803
- Cloud management services	233,032	270,967	—
	2,900,195	4,356,996	112,803
Trade marketplace	18,272,140	—	—
	21,172,335	8,713,992	225,606

Platform fees consists primarily of expenses associated with delivery of the IT platform and services. These include expenses related to operation of the IT platform, cloud management service fees and bandwidth costs.

Trade marketplace costs relate to costs of goods purchased in the “Trade Marketplace” sub-module of the Kratos™ platform.